Supplemental Cash Flow Information (Non-Cash Investing and Financing Activities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Retirement of fully depreciated assets	$ 24,806	$ 40,775	$ 64,420
Accrued capital expenditures	7,094	4,109	15,703
Dividend Declared [Member]
Dividends declared but not paid	$ 18,442	$ 18,132	$ 17,250